Mortgage Servicing Rights (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Changes in Fair Value of Capitalized MSRs
Changes in fair value of capitalized MSRs are summarized as follows:

(Dollars in Millions)	2021	2020	2019
Balance at beginning of period	$2,210	$2,546	$2,791
Rights purchased	42	34	20
Rights capitalized	1,136	1,030	559
Rights sold (a)	2	3	5
Changes in fair value of MSRs
Due to fluctuations in market interest rates (b)	272	(719)	(390)
Due to revised assumptions or models (c)	(196)	(12)	23
Other changes in fair value (d)	(513)	(672)	(462)

Balance at end of period	$2,953	$2,210	$2,546
(a)	MSRs sold include those having a negative fair value, resulting from the loans being severely delinquent.
(b)	Includes changes in MSR value associated with changes in market interest rates, including estimated prepayment rates and anticipated earnings on escrow deposits.
(c)
Includes changes in MSR value not caused by changes in market interest rates, such as changes in assumed cost to service, ancillary income and option adjusted spread, as well as the impact of any model changes.

(d)
Primarily the change in MSR value from passage of time and cash flows realized (decay), but also includes the impact of changes to expected cash flows not associated with changes in market interest rates, such as the impact of delinquencies.

Sensitivity to Changes in Interest Rates of the Fair Value of MSR Portfolio and Related Derivative Instruments
The estimated sensitivity to changes in interest rates of the fair value of the MSR portfolio and the related derivative instruments was as follows:

	2021						2020
(Dollars in Millions)	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps	Down 100 bps	Down 50 bps	Down 25 bps	Up 25 bps	Up 50 bps	Up 100 bps
MSR portfolio	$(636)	$(324)	$(160)	$150	$287	$511	$(442)	$(271)	$(150)	$169	$343	$671
Derivative instrument hedges	614	309	152	(142)	(278)	(536)	523	281	145	(149)	(304)	(625)
Net sensitivity	$(22)	$(15)	$(8)	$8	$9	$(25)	$81	$10	$(5)	$20	$39	$46

MSRs and Related Characteristics by Portfolio
A summary of the Company’s MSRs and related characteristics by portfolio as of December 31 was as follows:

	2021				2020
(Dollars in Millions)	HFA	Government	Conventional (d)	Total	HFA	Government	Conventional (d)	Total
Servicing portfolio (a)	$40,652	$21,919	$156,382	$218,953	$40,396	$25,474	$143,085	$208,955
Fair value	$527	$308	$2,118	$2,953	$406	$261	$1,543	$2,210
Value (bps) (b)	130	141	135	135	101	102	108	106
Weighted-average servicing fees (bps)	36	41	30	32	35	40	30	32
Multiple (value/servicing fees)	3.63	3.43	4.50	4.18	2.87	2.56	3.55	3.26
Weighted-average note rate	4.07%	3.70%	3.41%	3.56%	4.43%	3.91%	3.78%	3.92%
Weighted-average age (in years)	3.8	5.9	3.3	3.7	3.8	5.6	4.2	4.3
Weighted-average expected prepayment (constant prepayment rate)	11.5%	13.2%	9.6%	10.3%	14.1%	18.0%	13.8%	14.4%
Weighted-average expected life (in years)	6.5	5.6	6.9	6.7	5.6	4.3	5.5	5.4
Weighted-average option adjusted spread (c)	7.3%	7.3%	6.3%	6.6%	7.7%	7.3%	6.2%	6.6%

(a)	Represents principal balance of mortgages having corresponding MSR asset.
(b)	Calculated as fair value divided by the servicing portfolio.
(c)	Option adjusted spread is the incremental spread added to the risk-free rate to reflect optionality and other risk inherent in the MSRs.
(d)	Represents loans sold primarily to GSEs.